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                             MEMBERS(R) MUTUAL FUNDS

                    PROSPECTUS SUPPLEMENT DATED MARCH 1, 2008

This Prospectus Supplement amends the Prospectus of MEMBERS Mutual Funds (the "Trust") dated February 29, 2008. Please keep this Prospectus Supplement with your records.

CHANGE TO THE TOTAL RETURNS CHART FOR THE MID CAP GROWTH FUND:

      Effective immediately, the following Total Returns chart replaces the Total Returns chart on page 26 of the Prospectus (please note that the footnotes to the chart do not change):

                                 TOTAL RETURNS(1)
                             For periods ended 12/31

                           2001                 -31.96%
                           ----------------------------
                           2002                 -27.56%
                           ----------------------------
                           2003                  34.01%
                           ----------------------------
                           2004                  12.90%
                           ----------------------------
                           2005                   8.57%
                           ----------------------------
                           2006                  14.04%
                           ----------------------------
                           2007                   7.53%


                                   * * * * * *

  TERMS USED HEREIN AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANINGS ASCRIBED
                           TO THEM IN THE PROSPECTUS.